Group assets and liabilities by business type - Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2021	Sep. 13, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash and cash equivalents
Cash	$ 1,902		$ 2,087
Cash equivalents	5,268		4,310
Cash and cash equivalents	7,170		6,397		$ 5,005
Held by the Group's holding and non-regulated entities and available for general use	3,729		3,250
Other funds not available for general use by the Group, including funds held for the benefit of policyholders	$ 3,441		$ 3,147
USD
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	46.00%		48.00%
GBP
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	20.00%		19.00%
HKD
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	3.00%		4.00%
SGD
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	3.00%		4.00%
MYR
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	9.00%		10.00%
Other currencies
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	19.00%		15.00%
Discontinued US operations
Cash and cash equivalents
Cash and cash equivalents		$ 3,527	$ 1,621
Continuing and discontinued operations
Cash and cash equivalents
Cash and cash equivalents	$ 7,170		$ 8,018	[1]

[1]	The 31 December 2020 comparative statement of financial position included discontinued US operations.